TRADE ACCOUNTS RECEIVABLE, NET - Summary of Accounts receivable (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Third Party
Total - third-party, net	$ 9,980,673	¥ 68,535,282	¥ 24,254,007
Related Party
Total - related-parties, net	496,579	3,409,912	0
Third Party [Member]
Third Party
Trade accounts receivable	10,511,536	72,180,616	27,319,241
Allowance for doubtful accounts	(530,863)	(3,645,334)	(3,065,234)
Urumqi Yikeli Automatic Control Equipment Co., Ltd [Member]
Related Party
Total - related-parties, net	$ 496,579	¥ 3,409,912	¥ 0